UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21047

DREYFUS FIXED INCOME SECURITIES
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS FIXED INCOME SECURITIES: DREYFUS HIGH YIELD SHARES
Statement of Investments
July 31, 2004 (Unaudited)
	Prinicipal
Bonds and Notes - 85.5%	Amount		Value ($)
Advertising - .2%
RH Donnelley Financial:
Sr. Notes, 8.875%, 2010	9,000	a	9,945
Sr. Sub. Notes, 10.875%, 2012	6,000	a	7,050
			16,995
Aerospace & Defense - .7%
Argo-Tech,
Sr. Notes, 9.25%, 2011	20,000	a	21,100
BE Aerospace,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	25,000	b	24,500
K&F Industries,
Sr. Sub. Notes, Ser. B, 9.625%, 2010	13,000		14,268
			59,868
Agricultural - .1%
Seminis Vegetable Seeds,
Sr. Sub. Notes, 10.25%, 2013	10,000		11,000
Airlines - .6%
Northwest Airlines:
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	24,579		20,193
Sr. Notes, 10%, 2009	35,000	b	24,325
United AirLines,
Enhanced Pass-Through Ctfs., Ser. 1997-1A, 1.535%, 2049	11,947	c	9,599
			54,117
Auto Manufactoring - .3%
Navistar International,
Sr. Notes, 7.5%, 2011	22,000	b	22,825
Automotive, Trucks & Parts - 1.0%
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	37,000	b	36,815
Collins & Aikman Products,
Sr. Notes, 10.75%, 2011	33,000	b	33,825
HLI Operating,
Sr. Notes, 10.5%, 2010	3,000		3,413
United Components,
Sr. Sub. Notes, 9.375%, 2013	9,000	b	9,540
			83,593
Building & Construction - .7%
Atrium Cos.,
Sr. Sub. Notes, Ser. B, 10.5%, 2009	14,000		14,735
Buildings Materials Corp of America,
Sr. Notes, 7.75%, 2014	15,000	a	15,038
Owens Corning,
Debs., 7.5%, 2018	30,000	d	13,200
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	13,000		14,462
			57,435
Chemicals - 5.7%
HMP Equity,
Sr. Discount Notes, 0%, 2008	31,000	a,b	18,445
Huntsman ICI Chemicals:
Sr. Secured Notes, 11.625%, 2010	32,000		35,760
Sr. Sub. Notes, 10.125%, 2009	108,000		110,430
Nalco,
Sr. Sub. Notes, 8.875%, 2013	64,000	a,b	67,520

OM Group,
Sr. Sub. Notes, 9.25%, 2011	59,000		60,623
Resolution Performance Products:
Sr. Secured Notes, 8%, 2009	10,000	b	10,350
Sr. Sub. Notes, 13.5%, 2010	98,000		95,060
Rhodia:
Sr. Notes, 7.625%, 2010	49,000	a,b	45,325
Sr. Notes, 10.25%, 2010	26,000	a,b	26,650
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	18,000		19,440
			489,603
Commercial Services - .2%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	13,000		15,015
Consumer Products - .9%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	21,000	a	21,053
Amscan,
Sr. Sub. Notes, 8.75%, 2014	27,000	a	27,067
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	30,000	b	30,375
			78,495
Diversified Financial Service - 1.5%
BCP Caylux Holdings Luxembourg SCA,
Sr. Sub. Notes, 9.625%, 2014	50,000	a,b	52,375
FINOVA,
Notes, 7.5%, 2009	34,959		19,927
Stena,
Sr. Notes, 7.5%, 2013	13,000		12,610
Trump Casino Holdings/Funding,
First Priority Mortgage Notes, 12.625%, 2010	44,000	b	45,210
			130,122
Electric Utilities - 5.7%
Allegheny Energy Statutory Trust 2001,
Secured Notes, 10.25%, 2007	45,999	a	50,282
Allegheny Energy Supply:
Bonds, 8.25%, 2012	102,000	a,b	103,020
Notes, 7.8%, 2011	14,000	b	13,930
CMS Energy,
Sr. Notes, 9.875%, 2007	37,000		40,885
Calpine:
Secured Notes, 8.5%, 2010	109,000	a,b	88,290
Secured Notes, 8.75%, 2013	37,000	a	29,785
Secured Notes, 9.875%, 2011	12,000	a	10,020
Calpine Generating:
Secured Notes, 7.35%, 2010	14,000	a,b,c	13,370
Secured Notes, 10.25%, 2011	3,000	a,c	2,715
Nevada Power:
Mortgage Bonds, Ser. A, 8.25%, 2011	18,000		19,575
Mortgage Notes, 6.5%, 2012	7,000	a	6,965
Notes, Ser. E, 10.875%, 2009	16,000		18,480
Reliant Energy:
Sr. Secured Notes, 9.25%, 2010	44,000	b	47,080
Sr. Secured Notes, 9.5%, 2013	20,000		21,600
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	29,000	a,b	30,160
			496,157

Electrical & Electronics - .9%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	25,000		27,188
Fisher Scientific International,
Sr. Sub. Notes, 8%, 2013	31,000	b	34,061
Imax,
Sr. Notes, 9.625%, 2010	13,000	a	12,220
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	6,000		6,375
			79,844
Entertainment - 1.4%
AMC Entertainment,
Sr. Sub. Notes, 9.875%, 2012	27,000		27,810
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	21,000	b	23,415
Bally Total Fitness,
Sr. Notes, 10.5%, 2011	36,000		34,920
K2,
Sr. Notes, 7.375%, 2014	11,000	a	11,261
Six Flags,
Sr. Notes, 9.625%, 2014	27,000	b	25,178
			122,584
Environmental Control - 2.3%
Allied Waste:
Sr. Secured Notes, Ser. B, 6.375%, 2011	64,000		62,720
Sr. Notes, Ser. B, 8.5%, 2008	55,000		60,088
Sr. Notes, Ser. B, 8.875%, 2008	30,000		32,850
Capital Environmental Resource,
Sr. Sub. Notes, 9.5%, 2014	15,000	a	15,525
Geo Sub,
Sr. Notes, 11%, 2012	14,000	a	14,140
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	13,000		13,715
			199,038
Food & Beverages - 1.9%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	3,000		3,165
Corn Products International:
Sr. Notes, 8.25%, 2007	15,000		16,388
Sr. Notes, 8.45%, 2009	15,000		16,763
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	28,000		30,660
Dole Food:
Debs., 8.75%, 2013	9,000		9,495
Sr. Notes, 8.625%, 2009	12,000		12,660
Sr. Notes, 8.875%, 2011	18,000		19,125
Land O'Lakes,
Sr. Notes, 8.75%, 2011	51,000	b	47,430
National Beef Packing,
Sr. Notes, 10.5%, 2011	12,000		12,570
			168,256
Foreign Governmental - .2%
Republic of Argentina,
Gtd. Bonds, Ser. L-GP, 6%, 2023	14,000	c,d	7,140
Republic of Costa Rica,
Bonds, 6.548%, 2014	10,000		8,700
			15,840
Gaming & Lodging - 4.6%
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	44,000		49,500
John Q Hamons Hotels/Finance,
Sr. Mortgage Notes, Ser. B, 8.875%, 2012	25,000		27,656

Kerzner International,
Notes, 8.875%, 2011	20,000		21,600
MGM Mirage,
Notes, 8.5%, 2010	25,000		27,750
Mandalay Resort:
Sr. Notes, 6.5%, 2009	24,000	b	24,660
Sr. Sub. Notes, Ser. B, 10.25%, 2007	50,000	b	56,125
Mohegan Tribal Gaming Authority:
Sr. Sub. Notes, 6.375%, 2009	25,000		25,281
Sr. Sub. Notes, 7.125% 2014	7,000	a	7,123
Sr. Sub. Notes, 8.375%, 2011	12,000	b	13,710
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2010	15,000		16,331
Sr. Sub. Notes, 8.875%, 2008	30,000		33,450
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	46,000		51,980
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	21,000	a	22,470
Wynn Las Vegas,
Second Mortgage, 12%, 2010	14,000	b	17,290
			394,926
Health Care - 3.7%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	14,000	a	14,140
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	11,000		12,306
Hanger Orthopedic,
Sr. Notes, 10.375%, 2009	49,000		49,490
Healthsouth:
Sr. Notes, 6.875%, 2005	13,000	b	13,211
Sr. Notes, 7%, 2008	39,000	b	38,025
Mariner Health Care,
Sr. Sub. Notes, 8.25%, 2013	17,000	a	18,105
Province Healthcare,
Sr. Sub. Notes, 7.5%, 2013	27,000	b	26,595
Tenet HealthCare:
Notes, 7.375%, 2013	72,000	b	66,960
Sr. Notes, 9.875%, 2014	36,000	a	37,575
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	41,000	b	40,590
			316,997
Machinery - .9%
Case New Holland:
Sr. Notes, 6%, 2009	14,000	a	13,493
Sr. Notes, 9.25%, 2011	30,000	a	32,625
Terex,
Sr. Sub. Notes, Ser. B, 10.375%, 2011	25,000		28,063
			74,180
Manufacturing - 1.3%
Hexcel,
Sr. Sub. Notes, 9.75%, 2009	46,000		48,530
JB Poindexter & Co.,
Sr. Notes, 8.75%, 2014	33,000	a	34,650
MAAX,
Sr. Sub. Notes, 9.75%, 2012	7,000	a	7,298
Polypore,
Sr. Sub. Notes, 8.75%, 2012	17,000	a	18,105
			108,583

Media -9.3%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	26,000	d	21,970
CSC,
Sr. Notes, 6.75%, 2012	50,000	a	48,500
Charter Communications:
Sr. Discount Notes, 0/11.75%, 2011	22,000	e	13,090
Sr. Notes, 8.75%, 2013	75,000		72,375
Sr. Notes, 10.25%, 2010	51,000		51,637
Sr. Notes, 10.75%, 2009	150,000		121,500
Dex Media East Finance,
Sr. Sub. Notes, Ser. B, 12.125%, 2012	50,000	b	59,500
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	20,000		22,650
Granite Broadcasting,
Notes, 9.75%, 2010	26,000		23,920
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	6,000	b	6,660
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	75,000	a	77,250
LBI Media,
Sr. Discount Notes, 0/11%, 2013	19,000	e	13,609
Lodgenet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	5,000	b	5,487
Nexstar Finance:
Sr. Discount Notes, 0/11.375%, 2013	36,000	e	25,920
Sr. Sub. Notes, 7%, 2014	44,000	b	41,690
Paxson Communications,
Sr. Sub. Notes, 10.75%, 2008	50,000		51,250
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	35,000		38,500
Spanish Broadcasting System,
Sr. Sub. Notes, 9.625%, 2009	68,000		71,910
Young Broadcasting,
Sr. Sub. Notes, 8.75%, 2014	36,000	b	34,380
			801,798
Mining & Metals -1.6%
AK Steel:
Sr. Notes, 7.75%, 2012	56,000	b	52,080
Sr. Notes, 7.875%, 2009	14,000	b	13,405
Consol Energy,
Notes, 7.875%, 2012	42,000	b	45,150
Ispat Inland ULC,
Sr. Secured Notes, 9.75%, 2014	28,000	a	29,050
			139,685
Oil & Gas - 3.3%
Coastal:
Notes, 7.625%, 2008	42,000	b	40,005
Notes, 7.75%, 2010	22,000	b	20,460
Sr. Deb., 6.5%, 2008	14,000		12,880
El Paso Production,
Sr. Notes, 7.75%, 2013	30,000	b	28,725
Hanover Compressor:
Sr. Notes, 8.625%, 2010	13,000		13,845
Sr. Notes, 9%, 2014	21,000		22,207
Hanover Equipment Trust,
Sr. Secured Notes, Ser. B, 8.75%, 2011	62,000		67,115
McMoran Exploration,
Sr. Notes, 6%, 2008	61,000	a	81,359
			286,596

Packaging & Containers - 2.3%
Graham Packaging,
Sr. Sub. Notes, Ser. B, 8.75%, 2008	21,000		21,735
Owens-Brockway:
Sr. Notes, 8.25%, 2013	5,000	b	5,263
Sr. Secured Notes, 7.75%, 2011	15,000		15,975
Sr. Secured Notes, 8.875%, 2009	15,000	b	16,387
Pliant:
Sr. Secured Discount Notes, 0/11.125%, 2009	21,000	e	18,690
Sr. Secured Notes, 11.125%, 2009	6,000	b	6,510
Sr. Sub. Notes, 13%, 2010	13,000	b	11,927
Stone Container:
Sr. Notes, 8.375%, 2012	9,000		9,675
Sr. Notes, 9.75%, 2011	34,000		37,740
Tekni-Plex:
Sr. Sub. Notes, Ser. B, 12.75%, 2010	45,000		44,550
Secured Notes, 8.75%, 2013	14,000	a	13,632
			202,084
Paper & Forest Products - 1.9%
Appleton Papers,
Sr. Sub. Notes, 9.75%, 2014	22,000	a	22,440
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	15,000		15,488
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	25,000		27,000
Sr. Notes, 8.875%, 2010	37,000		42,642
Sr. Notes, 9.375%, 2013	46,000		53,590
			161,160
Pipelines - 3.0%
ANR Pipeline,
Notes, 8.875%, 2010	30,000		33,225
Dynegy:
Secured Notes, 9.875%, 2010	73,000	a,b	80,118
Secured Notes, 10.125%, 2013	76,000	a,b	84,170
Southern Natural Gas,
Notes, 8.875%, 2010	25,000	b	27,687
Williams Cos,
Sr. Notes, 8.625%, 2010	26,000	b	29,315
			254,515
Retail - 1.0%
JC Penney,
Sr. Notes, 8%, 2010	19,000	b	21,423
Jean Coutu,
Sr. Notes, 7.625%, 2012	11,000	a	11,137
Remington Arms,
Sr. Notes, 10.5%, 2011	5,000		4,925
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	15,000		15,787
Sr. Secured Notes, 12.5%, 2006	12,000	b	13,710
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	15,000	a	15,600
			82,582
Structured Index - 18.2%
Dow Jones CDX NA HY:
Credit Linked Trust Ctfs., Ser. 3-1, 7.75%, 2009	819,000	a,f	802,620
Credit Linked Trust Ctfs., Ser. 3-2, 6.375%, 2009	777,000	a,f	767,288
			1,569,908

Technology - .5%
AMI Semiconductor,
Sr. Sub. Notes, 10.75%, 2013	16,000		18,720
Amkor Technology,
Sr. Notes, 9.25%, 2008	25,000		24,500
			43,220
Telecommunications - 7.9%
ACC Escrow,
Sr. Notes, Ser. B, 10%, 2011	18,000	b	15,750
American Tower:
Sr. Notes, 7.5%, 2012	39,000	a,b	38,512
Sr. Notes, 9.375%, 2009	60,000	b	64,350
Sr. Sub. Notes, 7.25%, 2011	13,000	b	13,163
American Tower Escrow,
Discount Notes, 0%, 2008	10,000	g	7,475
Crown Castle International:
Sr. Notes, 7.5%, 2013	20,000		20,050
Sr. Notes, 9.375%, 2011	22,000	b	24,915
Sr. Notes, 10.75%, 2011	25,000	b	28,125
Sr. Notes, Ser. B, 7.5%, 2013	32,000		32,080
Dobson Communications,
Sr. Notes, 8.875%, 2013	14,000	b	10,640
Fairpoint Communications,
Sr. Notes, 11.875%, 2010	6,000		6,990
Innova S de RL,
Notes, 9.375%, 2013	23,000		24,380
MJD Communications,
Floating Rate Notes, Ser. B, 5.558%, 2008	70,000	c	70,000
Nextel Partners,
Sr. Notes, 12.5%, 2009	14,000	b	16,310
Pegasus Satellite Communications,
Sr. Notes, 11.25%, 2010	18,000	a,d	10,170
Sr. Notes, 12.375%, 2006	73,000	d	40,515
Qwest:
Bank Note, Ser. A, 6.5%, 2007	38,000	c	39,425
Bank Note, Ser. B, 6.95%, 2010	2,000	c	1,965
Qwest Services,
Sr. Secured Notes, 13%, 2007	55,000	a,b	63,112
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	88,000	e	67,100
Spectrasite,
Sr. Notes, 8.25%, 2010	26,000	b	26,975
US Unwired,
Secured Notes, 10%, 2012	14,000	a	14,315
Western Wireless,
Sr. Notes, 9.25%, 2013	46,000	b	47,265
			683,582
Textiles & Apparrel - .4%
Dan River,
Sr. Notes, 12.75%, 2009	28,000	a,b,d	6,860
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	31,000	b	31,620
			38,480
Transportation - 1.3%
Atlantic Express Transportation,
Units, 12%, 2008	23,000	a	22,598
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	23,000	a	23,057
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	29,000	a	28,202
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	41,000		41,410
			115,267
Total Bonds and Notes
(Cost $7,230,276)			7,374,351

Preferred Stocks - 1.2%	Shares	Value ($)
Diversified Financial Service - 0.1%
Williams Holdings Of Delaware,
Cum. Conv., $2.75	90 a	6,458
Media - 1.1%
Paxson Communications,
Cum. Conv., $975	81 a	57,814
Spanish Broadcasting System,
Cum. Conv., Ser. B, $107.5	40	40,634
		98,448
Total Preferred Stocks
(Cost $42,632)		104,906

Common Stocks - 0.0%
Chemicals - 0.0%
Huntsman (warrants)	6 a,g	1,140
Oil & Gas - 0.0%
Link Energy	3,881 g	466

Total Common Stocks		1,606
(Cost $53,163 )

Other Investments- 11.7%
Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(Cost $1,009,000)	1,009,000 h	1,009,000

	Face Amount

	Covered by

Options- 0.0%	Con	Value ($)
Put Options;
U.S. Treasury Note, 2.5%, 5/31/2006,
September 2004 @ $99.39
(Cost $513 )	81,000	101

Investment of Cash Collateral for Securities Loaned - 27.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,401,960)	2,401,960 h	2,401,960

Total Investment(Cost $10,737,544)	126.3%	10,891,924
Liabilities Less, Cash and Receivable	(26.3%)	(2,268,339)
Net Assets	100.0%	8,623,585

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $3,210,307 or 37.2% of net assets
b All or a portion of these securities are on loan. At June 30, 2004, the total market value of the fund's securities on loan is $2,313,338 and the total market value of the collateral held by the fund is $2,401,960
c Variable rate security--interest rate subject to periodic change.
d Non-income producing-security in default.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity date.
f Security linked to a portfolio of debt securities.
g Non-income producing security.
h Investments in affiliated money market funds-See Note 3(d).

DREYFUS FIXED INCOME SECURITIES: DREYFUS MORTGAGE SHARES

Statement of Investments
July 31, 2004 (Unaudited)
	Prinicipal
	Amount ($)		Value ($)

Bonds and Notes - 99.2%

Asset-Backed / Automobile Receivables - .5%
Navistar Financial Corp. Owner Trust,
Ser. 2001-A, Cl. B, 5.59%, 2008	79,617		80,454

Asset - Backed Ctfs./ Credit Cards - .4%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	59,000		64,057

Asset - Backed Ctfs. / Home Equity Loans - 7.7%
Ameriquest Mortgage Securities:
Ser. 2003-11, Cl. AF4, 5.07%, 2034	200,000		202,744
Ser. 2004-FR1, Cl. A5, 4.455%, 2034	500,000		485,652
Conseco Finance,
Ser. 2001-D, Cl. A4, 5.53%, 2032	90,811		92,861
Equity One ABS,
Ser. 2004-3, Cl AF3, 4.265%, 2034	128,000		128,040
Residential Funding Mortgage Securities II,
Ser. 2004-HS2, Cl. AI3, 4.4%, 2019	300,000		301,875
			1,211,172

Commercial Mortgage Pass - Through Ctfs. - 12.5%
Banc of America Commercial Mortgage,
Ser. 2004-2, Cl. G, 5.239%, 2038	300,000	a	285,188
Banc of America Structured Notes,
Ser. 2002-1A, Cl. A, 4.09%, 2014	200,000	a, b	193,063
Bear Stearns Commercial Securities,
Ser. 2003-BA1A, Cl. G, 2.903%, 2015	355,000	a, b	357,627
COMM,
Ser. 2001-FL5A, Cl. G, 2.3353%, 2013	200,000	a, b	198,148
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 2040	75,383		77,334
GE Capital Commercial Mortgage,
Ser. 2004-C1, Cl. G, 5.326%, 2040	300,000	a	291,703
Saxon Asset Securities Trust,
Ser 2004-2, Cl. AF2, 4.15%, 2035	185,000		185,000
Wachovia Bank Commercial Mortgage Trust:
Ser. 2002-WHL, Cl. L, 4.38%, 2015	250,000	a, b	249,185
Ser. 2003-WHL2, Cl. K, 4.88%, 2013	127,000	a, b	128,063
			1,965,311

Residential Mortgage Pass- Through Ctfs. - 27.7%
Bank of America Mortgage Securities II,
Ser. 2003-1, Cl. B4, 5.25%, 2018	93,080	a	89,749
Bank of America Mortgage Securities III:
Ser. 2003-8, Cl. B4, 5.5%, 2033	248,548	a	201,013
Ser. 2003-10, Cl. B4, 5%, 2019	96,345	a	83,956
Ser. 2004-3, Cl. B5, 4.875%, 2019	129,006	a	93,147
Ser. 2004-3, Cl. B6, 4.875%, 2019	130,228	a	47,533

Cendant Mortgage:
Ser. 2002-11P, Cl. B5, 5.538%, 2032	92,706		71,757
Ser. 2003-2P, Cl. B5, 5.477%, 2033	113,878		86,467
Countrywide Alternative Loan Trust,
Ser. 2002-7, Cl. B2, 7%, 2032	1,167,015		1,262,289
Countrywide Home Loans:
Ser. 2003-15, Cl. B4, 4.874%, 2018	285,002	a	218,828
Ser. 2003-18, Cl. B3, 5.5%, 2033	295,482		258,488
Ser. 2003-18, Cl. B5, 5.5%, 2033	984,939		344,729
GMAC Mortgage Loan Trust:
Ser. 2003-J3, Cl. B3, 5%, 2018	283,314	a	117,462
Ser. 2003-J10, Cl. B2, 4.75%, 2019	201,369	a	149,255
Ser. 2003-J10, Cl. B3, 4.75%, 2019	101,131	a	38,349
Ser. 2004-J1, Cl. B3, 5.5%, 2034	553,514	a	174,357
Harborview Mortgage Loan Trust,
Ser. 2004-4, Cl. 3A, 2.975%, 2034	104,909	b	102,811
Residential Asset Securitization Trust:
Ser. 2003-A12, Cl. B5, 5%, 2018	81,225	a	63,908
Ser. 2003-A12, Cl. B6, 5%, 2018	162,516	a	66,355
Residential Funding Mortgage Securities I:
Ser. 2003-S1, Cl. B2, 5%, 2018	141,479	a	102,794
Ser. 2003-S8, Cl. B1, 5%, 2018	239,822	a	216,967
Ser. 2004-S3, Cl. B2, 4.75%, 2019	112,404	a	83,056
Ser. 2004-S3, Cl. B3, 4.75%, 2019	225,759	a	80,144
Washington Mutual,
Ser. 2003-S7, Cl. B5, 4.5%, 2018	192,778	a	143,921
Wells Fargo Mortgage Backed Securities Trust:
Ser. 2002-F, Cl. B3, 5.457%, 2032	44,358	b	45,411
Ser. 2004-3, Cl. B5, 4.75%, 2019	246,302	a	174,297
Ser. 2004-3, Cl. B6, 4.75%, 2019	123,293	a	45,976

			4,363,019
U.S. Government Agencies/
Mortgage-Backed - 50.4%
Federal Home Loan Mortgage Corp., REMIC
Gtd. Multiclass Mortgage Participation Ctfs.
(Interest Only Obligation):
Ser. 2574, Cl. IB, 5.5%, 5/15/2026	106,572	c	18,355
Ser. 2621, Cl. IO, 5%, 1/15/2026	990,407	c	127,196
Ser. 2638, Cl. IC, 5%, 5/15/2022	315,400	c	51,808
Ser. 2638, Cl. IN, 5%, 1/15/2019	1,000,000	c	112,250
Ser. 2645, Cl. ID, 5%, 12/15/2031	800,000	c	260,096
Federal National Mortgage Association:
6%, 11/1/2032	194,447		199,705
6.5%, 7/1/2032	349,794		365,599
REMIC Trust, Gtd. Pass-Through Ctfs.
(Interest Only Obligation)
Ser. 2002-76, Cl. PI, 5.5%, 12/25/2025	315,423	c	21,667
Government National Mortgage Association 1:
5%	932,000	d	912,773
5.5%, 12/15/2032 - 4/15/2034	2,420,285		2,438,946
6%	898,000	d	923,530
6.5%, 3/15/2031	48,344		50,661
Government National Morgage Association II:
4.5%, 8/20/2032	145,324	b	145,939
5.5%	1,824,000	d	1,830,840
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	345,000		356,644
(Interest Only Obligation)
Ser. 2003-62, Cl. GI, 5%, 4/20/2025	1,500,000	c	118,375
			7,934,384
Total Bonds and Notes

(cost $15,531,764)

15,618,397

Options - .0%
	Put Options;
	U.S. Treasury Note, 2.5%, 5/31/2006,
	September 2004 @ $99.39	172,000		215
	(cost $1,088)

Other Investments - 22.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,576,000)		3,576,000	e	3,576,000

Short-Term Investments - .6%
U.S. Tresury Bills;
1.31%, 10/14/2004		100,000	f	99,722
(cost $99,731)

Total Investment (cost $19,208,583)		122.5%		19,294,334
Liabilities, Less Cash and Receivables		(22.5)%		(3,549,487)
Net Assets		100.0%		15,744,847

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions
	exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to
	$3,894,041 or 24.7% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Notional face amount shown.
d	Purchased on a forward commitment basis.
e	Investments in affiliated money market funds.
f	Partially held by broker as collateral for open financial futures positions.

DREYFUS FIXED INCOME SECURITIES: DREYFUS MORTGAGE SHARES
Statement of Financial Futures
July 31, 2004 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2004 ($)

Finacial Futures Long
U.S. Treasury 10 Year Notes	14	1,550,063	September-04	28,219
U.S. Treasury 30 Year Bonds	7	757,531	September-04	25,813
Finacial Futures Short
U.S. Treasury 2 Year Notes	1	211,125	September-04	(1,125)
U.S. Treasury 5 Year Notes	16	1,752,000	September-04	(10,063)
				42,844

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.
DREYFUS FIXED INCOME SECURITIES
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)